Common Stock Disclosure (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2020
Stock issued for debt, shares	3,713,420
Stock issued for debt, value	$ 167,104
Debt conversion, per share	$ 0.045
Loss on conversion, recorded as additional paid in capital	$ 18,567
Stock issued for cash, value		$ 187,500
Warrants issued and exercisable	2,500,000	2,500,000	0
Exercise price per warrant	$ 0.1875
Offering of Units
Stock issued for cash, shares		2,500,000
Price per unit		$ 0.075
Stock issued for cash, value		$ 187,500
Description of Stock sold		Each unit consisted of one common share of the Company and one share purchase warrant (the “Warrant”) entitling a holder to purchase one additional common share for a period of two years after closing